Label	Element	Value
Baron Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Focused Growth Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating
Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2021, the Fund’s portfolio turnover rate was 45.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.28%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. small- and mid-sized growth companies. The Adviser defines small- and mid-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Non‑Diversified Portfolio.  The Fund is non‑diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non‑diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non‑diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. As of the date of this prospectus, about 28% of the Fund is invested in Tesla (“Tesla”) stock due to dramatic upward market movements in Tesla’s share price. For so long as the Fund maintains its investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)
Tesla. As of the date of this prospectus, about 28% of the Fund’s assets are invested in Tesla stock. Therefore, the Fund is exposed to the risk that were Tesla stock to lose significant value, which could happen rapidly, the Fund’s performance would be adversely affected. Before investing in the Fund, investors should carefully consider publicly available information about Tesla. There can be no assurances that the Fund will maintain its investment in Tesla, as the Adviser maintains discretion to actively manage the Fund’s portfolio, including by decreasing or liquidating the Fund’s investment in Tesla at any time. However, for so long as the Fund maintains a substantial investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund.
Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the net asset value of the Fund. Due to the size of the Fund’s investment in Tesla, about 28% of its assets as of the date of this prospectus, the net asset value of the Fund will be materially impacted by the price of Tesla stock. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)
Industry Concentration. From time to time, market fluctuations in the value of the Fund’s investments, combined with the Fund’s non-diversified portfolio, may result in the Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of the Fund’s investment in Tesla, Inc., which represents about 28% of its assets as of the date of this prospectus, the Fund will be adversely impacted by developments affecting the automotive and energy industries, as well as governmental environmental regulations. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks.
Consumer Discretionary Sector.  The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
General Stock Market.  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence caused, among other reasons, by increased inflation, or tightening monetary policy or interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Risks of Emphasizing a Sector or Industry.  If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.
Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversified Portfolio. The Fund is non‑diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non‑diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non‑diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. As of the date of this prospectus, about 28% of the Fund is invested in Tesla (“Tesla”) stock due to dramatic upward market movements in Tesla’s share price. For so long as the Fund maintains its investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Although Baron Focused Growth Fund was registered as a mutual fund on June 30, 2008, it has been managed in the same style and by the same portfolio manager since the predecessor partnership’s inception on May 31, 1996. The Fund was added as a series of Baron Select Funds, a Delaware statutory trust, on June 30, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership’s. The following information shows the Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 15% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on May 31, 1996 through June 30, 2008, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), or the Internal Revenue Code of 1986, as amended (the “Code”), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1‑800‑99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/20: 43.62%
Worst Quarter:	3/31/20: (16.80)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/21)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes), which includes its predecessor partnership’s average annual returns, and the change in value of broad-based market indexes over various periods ended December 31, 2021. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Because the predecessor partnership did not have a distribution policy prior to July 1, 2008, the Fund is unable to show after-tax returns prior to that date.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a
401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 2500™ Growth Index is an unmanaged index of small to mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2021
Baron Focused Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1	rr_ExpenseExampleYear01	$ 134
3	rr_ExpenseExampleYear03	418
5	rr_ExpenseExampleYear05	723
10	rr_ExpenseExampleYear10	$ 1,590
2012	rr_AnnualReturn2012	15.96%
2013	rr_AnnualReturn2013	25.69%
2014	rr_AnnualReturn2014	2.35%
2015	rr_AnnualReturn2015	(2.42%)
2016	rr_AnnualReturn2016	0.67%
2017	rr_AnnualReturn2017	26.36%
2018	rr_AnnualReturn2018	3.75%
2019	rr_AnnualReturn2019	30.03%
2020	rr_AnnualReturn2020	122.21%
2021	rr_AnnualReturn2021	18.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.80%)
1 year	rr_AverageAnnualReturnYear01	18.83%
5 years	rr_AverageAnnualReturnYear05	35.11%
10 years	rr_AverageAnnualReturnYear10	20.76%
Since Inception	rr_AverageAnnualReturnSinceInception	14.71%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1	rr_ExpenseExampleYear01	$ 107
3	rr_ExpenseExampleYear03	334
5	rr_ExpenseExampleYear05	579
10	rr_ExpenseExampleYear10	$ 1,283
1 year	rr_AverageAnnualReturnYear01	19.16%	[1]
5 years	rr_AverageAnnualReturnYear05	35.44%	[1]
10 years	rr_AverageAnnualReturnYear10	21.07%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[1]
Baron Focused Growth Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1	rr_ExpenseExampleYear01	$ 107
3	rr_ExpenseExampleYear03	334
5	rr_ExpenseExampleYear05	579
10	rr_ExpenseExampleYear10	$ 1,283
1 year	rr_AverageAnnualReturnYear01	19.15%
5 years	rr_AverageAnnualReturnYear05	35.45%
10 years	rr_AverageAnnualReturnYear10	21.07%
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
Baron Focused Growth Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.92%
5 years	rr_AverageAnnualReturnYear05	33.68%
10 years	rr_AverageAnnualReturnYear10	19.74%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.88%
5 years	rr_AverageAnnualReturnYear05	29.43%
10 years	rr_AverageAnnualReturnYear10	17.67%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Baron Focused Growth Fund | Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.04%
5 years	rr_AverageAnnualReturnYear05	17.65%
10 years	rr_AverageAnnualReturnYear10	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Baron Focused Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.71%
5 years	rr_AverageAnnualReturnYear05	18.47%
10 years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.